Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 16, 2017
Foreign Exchange Rates [Line Items]
Cash and cash equivalents and other financial assets	€ 172,486	€ 278,474	€ 208,553
OCEANEs
Foreign Exchange Rates [Line Items]
Aggregate nominal amount	€ 180,000			€ 180,000
Debt maturity date	October 16, 2022
Interest Rate Risk
Foreign Exchange Rates [Line Items]
Financial liabilities	€ 185,691	€ 183,619	€ 169,593